ISSUANCE OF ORDINARY SHARES (Details)		1 Months Ended			12 Months Ended
	Jan. 22, 2014 USD ($) shares	May 31, 2019 CNY (¥)	May 31, 2019 USD ($) $ / shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 $ / shares shares
REFERRED SHARES [Line Items]
Authorized capital | $						$ 10,000
Ordinary shares, shares authorized						500,000,000			500,000,000
Ordinary shares, par value | $ / shares			$ 0.00002	$ 0.00002		$ 0.00002			$ 0.00002
Issuance of shares		¥ 18,687,500	$ 4,671,875		¥ 488,950,795		¥ 663,235,987
Ordinary shares, shares issued						180,653,497			158,587,937
Ordinary shares, shares outstanding						178,930,297			156,864,737
Issuance of shares (in shares)				16,560,000
Payments of Stock Issuance Costs | $			3,900,000	$ 4,300,000
Proceeds from Issuance of Common Stock		¥ 488,950,000	$ 70,900,000	$ 71,100,000	¥ 488,950,795	$ 70,233,387	¥ 663,235,987	¥ 0
Share Price In ADR | $ / shares			$ 16.00	$ 18.15
Private Placement
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 126,300,000			$ 35,000,000
Issuance of shares (in shares)	15,000,000			7,713,499
Shares Issued, Price Per Share | $ / shares			$ 4.00	$ 4.54
American Depositary Shares
REFERRED SHARES [Line Items]
Issuance of shares | $				$ 4,140,000
Issuance of shares (in shares)	3,750,000				1,875,000	1,875,000